Series C Shares	12 Months Ended
Jun. 30, 2015
Equity [Abstract]
Series C Shares

Note 15—Series C Shares

In connection with the acquisition of Ivy Hill, the Company was fully indemnified by the seller for the withdrawal liabilities related to the three multiemployer pension plans discussed in Note 13. The purchase price for Ivy Hill was paid, in part, through the delivery of 7,750 Series C Shares, valued at $7,750. The Series C Shares issued in connection with the Ivy Hill acquisition were held in an escrow arrangement to guarantee the payment of all indemnification obligations of the seller associated with any withdrawal liabilities resulting from the three multiemployer plans the Company assumed in connection with the acquisition. As a result of the indemnification, on June 30, 2012, the Company recorded $4,591 as due from the seller, which was recorded as an equity secured receivable in the consolidated statements of shareholders’ equity (deficiency). On April 26, 2013, the Company and the sellers of Ivy Hill entered into a Mutual Settlement and Release Agreement whereby the parties agreed to release the Series C Shares from escrow to the Company in satisfaction of the sellers’ indemnification obligations and to mutually release each other from any future claims. The Series C Shares were retired by the Company upon receipt. The Company recorded a gain of $3,159, which represents the excess of the $7,750 value of the Series C Shares over the $4,591 equity secured receivable due from the sellers. The gain has been recorded in other income on the accompanying consolidated statements of operations and comprehensive income (loss) (see Note 8).

As of April 26, 2013, the date of the settlement, the Series C Shares had accumulated unpaid dividends of approximately $2,813. However, pursuant to the terms of the Series C Shares, to the extent that the Series C Shares are transferred to MPS to satisfy the indemnification, then any dividends accrued with respect to the Series C Shares shall be disregarded and terminated in all respects as if the Series C Shares had never been issued and outstanding. Accordingly, the entire amount of the Series C Share dividends was reversed to paid-in-capital during the year ended June 30, 2013.